United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Quarter Ended: 06-30-08

Check her if Amendment [ ]; Amendment Number: ______
	This Amendment (check only one): 	[  ] is a restatement
						[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	 R & A Capital Management, LLC
Address: 360 Route 101, Suite 3A
	 Bedford, NH 03110

Form 13F File Number: 28-12423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Laura Bernard
Title: Compliance Officer
Phone: 603-471-9909

Signature, Place and Date of Signing:

Laura Bernard			Bedford, NH 			02-08-2008
____________________________	________________________          __________
	[Signature]		[City, State]		         [Date]

Report Type (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by otherreporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
No.	13F File Number	Name
1	28-11851	Aletheia Research and Management Inc
2	28-10562	AllianceBernstein L.P.
3	28-06126	Armstrong Shaw Associates
4	28-00158	Bank of America
5	28-07164	Bear Stearns Asset Management Inc
6	28-10210	BlackRock Capital Management
7	28-00242 	The Boston Company Asset Management, LLC
8	28-11628	Copper Rock Capital Partners LLC
9	28-05920	Delaware Capital Management Inc
10	28-06213	Eagle Global Advisors
11	28-01887	GAMCO Investors, Inc.
12	28-04145	Gannett Welsh & Kotler
13	28-04981	Goldman Sachs Group, Inc.
14	28-04434	Harding Loevner Management LP
15	28-02013	Harris Associates L.P.
16	28-06075	Jarislowsky Fraser Ltd
17	28-04496	Kalmar Investments
18	28-05651	KCM Investment Advisors
19	28-06810	Keeley Asset Managment Corp
20	28-05358	Lateef Management Assoc
21	28-10469	Lazard Asset Management LLC
22	28-05723	Metropolitan West Capital Management LLC
23	28-10770	NFJ
24	28-05734	Sands Capital Management, LLC
25	28-10472	Silvercrest Asset Management Group LLC
26	28-10613	Snow Capital
27	28-03697	Sound Shore Management Inc.
28	28-11338	SSgA Funds Management
29	28-04303	Standish Mellon Asset Management
30	28-10396	UBS
31	28-10220	Westfield Capital Management Company, LLC
32 	28-03432	Morgan Stanley
33	28-12966	O'Shaughnessy Asset Management